Retirement benefits - Summary of Movement in Asset Restriction (Detail) - Effect of asset ceiling [member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of net defined benefit liability/asset [line items]
Re-measurement losses	$ 3
Balance at 31 December	3
Pension plans [member] | US and other [member]
Disclosure of net defined benefit liability/asset [line items]
Re-measurement losses	3
Balance at 31 December	$ 3